Income tax credit - Reconciliation between tax credit to profit or loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of income tax credit
Loss before taxation	$ (170,284,098)	$ (3,901,443)	$ (20,872,675)
Notional tax on loss before taxation, calculated at the applicable rate	(6,622,976)	(697,772)	(3,588,281)
Tax effect of non-deductible expenses	11,587,117	1,111,877	1,278,412
Tax effect of non-taxable income	(1,008,915)	(76,874)	(40,806)
Tax effect of temporary difference not recognized		73,833	90,448
Tax effect Utilization of Previously Unrecognized Tax Loss	(579,657)	(692,350)	(6,780)
Tax effect of tax losses not recognized		298,651	2,274,273
Tax effect of previously unrecognized temporary differences recognized in current period	360,922	(1,957,229)	(684,740)
Others	(3,747)	2,306
Actual tax credit	$ 3,732,744	$ (1,937,558)	$ (677,474)